WARRANTS (Details) - Stock Warrants [Member]	12 Months Ended
Feb. 29, 2016 USD ($) $ / shares shares
Warrants Outstanding
Outstanding at Beginning of Period | shares	580,604
Granted | shares	354,000
Cancelled/Expired | shares	21,090
Outstanding at End of Period | shares	913,514
Weighted Average Exercise Price
Outstanding at Beginning of Period | $ / shares	$ 17.81
Granted | $ / shares	9.68
Cancelled/Expired | $ / shares	22.19
Outstanding at End of Period | $ / shares	$ 14.56
Average Intrensic Value
Outstanding at Beginning of Period | $	$ 72,250
Outstanding at End of Period | $	$ 0
Weighted Average Remaining Contractual Term
Outstanding at Beginning of Period	3 years 3 months 29 days
Outstanding at End of Period	3 years 1 month 20 days